Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31	December 31
	2021	2020
	USD thousands	USD thousands
Cash in USD	15,596	1,021
Cash in NIS	1,688	7,627
Cash in Euro	1,892	4,908
Total cash and cash equivalents	19,176	13,556